The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 25.9%
	BROAD MARKET — 1.2%
11,071	JPMorgan U.S. Value Factor ETF	$425,348
2,711	SPDR S&P 1500 Value Tilt ETF	422,063
		847,411
	CONVERTIBLE — 0.9%
3,557	iShares Convertible Bond ETF	317,213
3,846	SPDR Bloomberg Convertible Securities ETF	319,064
		636,277
	CORPORATE — 12.9%
173,671	iShares Fallen Angels USD Bond ETF	5,204,920
43,875	iShares Inflation Hedged Corporate Bond ETF	1,342,136
83,547	SPDR Portfolio High Yield Bond ETF	2,219,844
		8,766,900
	EMERGING MARKETS — 2.0%
4,174	Schwab Fundamental Emerging Markets Large Co. Index ETF	129,352
15,390	Vanguard Emerging Markets Government Bond ETF	1,195,188
		1,324,540
	GLOBAL — 0.3%
1,937	Vanguard Total World Stock ETF	208,092
	INTERNATIONAL — 1.0%
1,800	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	129,546
4,084	Schwab Fundamental International Large Co. Index ETF	132,771
772	Schwab International Small-Cap Equity ETF	31,598
5,473	SPDR Portfolio Developed World ex-US ETF	199,655
482	Vanguard FTSE All World ex-US Small-Cap ETF	64,569
2,648	Vanguard FTSE Developed Markets ETF	135,207
		693,346
	LARGE-CAP — 3.3%
870	Invesco QQQ Trust Series 1	346,129
7,255	Schwab Fundamental U.S. Large Co. Index ETF	425,216
5,385	Schwab U.S. Dividend Equity ETF	435,270
2,635	Schwab U.S. Large-Cap Growth ETF	431,481
2,462	SPDR Russell 1000 Yield Focus ETF	247,123
1,556	Vanguard Large-Cap ETF	343,907
		2,229,126
	MID-CAP — 0.8%
3,215	Schwab U.S. Mid-Cap ETF	258,582
820	Vanguard Mid-Cap ETF	208,911
217	Vanguard Mid-Cap Growth ETF	55,253
		522,746

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 2.5%
41,500	Aberdeen Standard Physical Silver Shares ETF*	$929,600
21,771	iShares Gold Trust*	757,849
		1,687,449
	SMALL-CAP — 0.4%
3,571	Invesco RAFI Strategic U.S. Small Co. ETF	140,590
455	Vanguard Small-Cap ETF	102,834
156	Vanguard Small-Cap Value ETF	27,901
		271,325
	THEMATIC — 0.6%
2,844	Global X Founder - Run Cos. ETF	96,696
10,046	Global X U.S. Infrastructure Development ETF	289,224
		385,920
	Total Exchange-Traded Funds
	(Cost $16,953,288)	17,573,132
	EXCHANGE-TRADED NOTES — 1.1%
	INDUSTRIAL METALS — 1.1%
32,802	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	732,797
	Total Exchange-Traded Notes
	(Cost $774,778)	732,797
	MUTUAL FUNDS — 67.0%
	AGGREGATE BOND — 22.1%
62,004	Allspring Core Plus Bond Fund - Class R6	823,416
391,616	Bond Fund of America - Class F-3	5,243,741
172,714	Invesco Corporate Bond Fund - Class Y	1,317,805
32,033	John Hancock Bond Trust - Class R6	517,971
239,626	Vanguard Core Bond Fund, Admiral Shares	5,082,473
129,798	Virtus AllianzGI Core Plus Bond Fund - Class R61	1,969,041
		14,954,447
	AGGREGATE BOND INTERMEDIATE — 3.0%
189,304	TIAA-CREF Core Plus Bond Fund - Class Institutional	2,027,442
	AGGREGATE BOND SHORT — 7.5%
525,601	JPMorgan Short Duration Core Plus Fund - Class R6	5,103,581
	BANK LOANS — 11.7%
278,814	Fidelity Advisor Floating Rate High Income Fund	2,640,373
318,503	Hartford Floating Rate Fund - Class F	2,646,761
323,650	John Hancock Floating Rate Income Fund - Class R6	2,666,878
		7,954,012

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 0.4%
9,920	DFA U.S. Vector Equity Portfolio - Class Institutional	$246,411
	BLEND LARGE CAP — 1.7%
21,142	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	281,184
8,004	DFA U.S. Large Co. Portfolio - Class Institutional	271,271
6,844	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	251,258
4,649	Schwab S&P 500 Index Fund - Class Select	339,115
		1,142,828
	BLEND MID CAP — 0.3%
603	State Street Small/Mid Cap Equity Index Fund - Class K	204,327
	BLEND SMALL CAP — 0.1%
1,315	Fidelity Small Cap Index Fund - Class Institutional Premium	36,239
983	Schwab Small-Cap Index Fund - Class Select	35,297
		71,536
	EMERGING MARKET STOCK — 0.4%
10,892	Fidelity Emerging Markets Index Fund - Class Institutional Premium	131,679
1,567	New World Fund, Inc. - Class F-3	134,811
		266,490
	EMERGING MARKETS BOND — 3.7%
117,519	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	1,139,931
50,011	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,333,281
		2,473,212
	FOREIGN AGGREGATE BOND — 11.8%
440,007	DFA Short Duration Real Return Portfolio - Class Institutional	4,633,276
288,260	Dodge & Cox Global Bond Fund	3,326,521
		7,959,797
	FOREIGN BLEND — 0.3%
2,392	DFA International Vector Equity Portfolio - Class Institutional	33,315
4,386	Harbor International Small Cap Fund - Class Retirement	66,487
2,104	Rainier International Discovery Series - Class Z	65,864
		165,666
	FOREIGN GOVERNMENT BOND — 0.0%
—[2]	DFA World ex U.S. Government Fixed Income Portfolio - Class Institutional	—[3]
	FOREIGN GROWTH — 0.8%
754	Federated Hermes International Small-Mid Co. Fund - Class Institutional	33,416
1,600	Smallcap World Fund, Inc. - Class F-3	130,716
2,787	Vanguard International Growth Fund, Admiral Shares	388,166

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN GROWTH (Continued)
8	WCM International Small Cap Growth Fund - Class Institutional	$224
		552,522
	GROWTH BROAD MARKET — 0.3%
3,163	New Perspective Fund - Class R-6	210,162
	GROWTH LARGE CAP — 0.6%
7,432	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	429,887
	GROWTH SMALL CAP — 0.2%
1,088	Hood River Small-Cap Growth Fund - Class Retirement	70,961
740	JPMorgan Small Cap Growth Fund - Class R6	19,109
116	Vanguard Explorer Fund, Admiral Shares	13,757
		103,827
	HIGH YIELD BOND — 0.5%
35,360	AB High Yield Portfolio - Class Advisor	351,480
	INFLATION PROTECTED — 0.4%
19,812	DFA Inflation Protected Securities Portfolio - Class Institutional	263,702
1,335	DFA LTIP Portfolio - Class Institutional	16,193
		279,895
	THEMATIC SECTOR — 0.4%
7,687	DFA U.S. Sustainability Core 1 Portfolio	286,034
	VALUE LARGE CAP — 0.6%
5,190	Vanguard Windsor Fund, Admiral Shares	423,221
	VALUE MID CAP — 0.2%
4,592	DFA U.S. Targeted Value Portfolio - Class Institutional	138,685
	Total Mutual Funds
	(Cost $45,597,976)	45,345,462
	MONEY MARKET FUNDS — 6.1%
2,230,859	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.01%[4]	2,230,859
1,909,243	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.03%[4]	1,909,243
	Total Money Market Funds
	(Cost $4,140,102)	4,140,102

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
	TOTAL INVESTMENTS — 100.1%
	(Cost $67,466,144)	67,791,493
	Liabilities in Excess of Other Assets — (0.1)%	(61,731)
	TOTAL NET ASSETS — 100.0%	$67,729,762

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50
[4]Effective 7 day yield as of December 31, 2021.